Additional Information to the Statements of Comprehensive Loss (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
General and administrative expenses	$ 5,303	$ 3,421	$ 3,487
Salaries and related benefits [Member]
Statement Line Items [Line Items]
General and administrative expenses	1,774	1,235	1,179
Professional fees and office expenses [Member]
Statement Line Items [Line Items]
General and administrative expenses	1,770	1,176	1,002
Depreciation [Member]
Statement Line Items [Line Items]
General and administrative expenses	81	30	20
Travel [Member]
Statement Line Items [Line Items]
General and administrative expenses	222	127	64
Allowance for doubtful accounts [Member]
Statement Line Items [Line Items]
General and administrative expenses	835	296	503
Share-based payment [Member]
Statement Line Items [Line Items]
General and administrative expenses	$ 621	$ 557	$ 719